Property, Plant and Equipment - Summary of Property Plant and Equipment (Detail) € in Thousands	6 Months Ended
Jun. 30, 2023 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 57,878
Additions	4,521
Disposals	(624)
Depreciation for the period	(3,391)
Translation differences	(315)
Ending balance	58,069
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	64,457
Ending balance	68,039
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,579)
Ending balance	(9,970)
Buildings and leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	18,675
Disposals	(51)
Transfers	164
Depreciation for the period	(41)
Ending balance	18,747
Buildings and leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	20,829
Ending balance	20,942
Buildings and leasehold improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,153)
Ending balance	(2,194)
Fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,809
Additions	40
Disposals	(47)
Depreciation for the period	(413)
Translation differences	(9)
Ending balance	3,380
Fixtures and fittings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,749
Ending balance	4,733
Fixtures and fittings | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(941)
Ending balance	(1,354)
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	35,222
Additions	2,319
Disposals	(526)
Depreciation for the period	(2,937)
Translation differences	(306)
Ending balance	33,772
Plant and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	38,707
Ending balance	40,194
Plant and equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,485)
Ending balance	(6,422)
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	172
Additions	2,162
Transfers	(164)
Ending balance	2,170
Assets under construction | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	172
Ending balance	€ 2,170